Supplement dated June 22, 2023
(for Applications signed on or after July 10, 2023) to the
Prospectus dated May 1, 2023 for
Protective Investors Benefit Advisory Variable Annuity
Issued by
Protective Life Insurance Company
Protective Variable Annuity Separate Account

This Rate Sheet Prospectus Supplement should be read carefully and retained with the Prospectus dated May 1, 2023 for the Protective Investors Benefit Advisory Variable Annuity. You may obtain a current Prospectus by calling 1-800-456-6330.

This Rate Sheet Prospectus Supplement provides the current Maximum Withdrawal Percentage under the SecurePay living benefit rider as described in the “PROTECTED LIFETIME INCOME BENEFITS - Determining the Amount of Your SecurePay Withdrawals” section of the Prospectus. This Supplement must be used in conjunction with an effective Protective Investors Benefit Advisory Variable Annuity Prospectus or Initial Summary Prospectus.

The Rate Sheet Prospectus Supplement and rates below are effective until superseded by a subsequent Rate Sheet Prospectus Supplement. For applications signed on or after July 10, 2023, and that we receive in Good Order, we will apply the rates in this supplement up until ten calendar days after we issue a new Rate Sheet Prospectus Supplement.  We must also receive at least the minimum initial Purchase Payment ($5,000) within ten calendar days. No new Rate Sheet Prospectus Supplement that supersedes a prior Rate Sheet Prospectus Supplement will become effective unless written notice of effectiveness of the new Rate Sheet Prospectus Supplement is given at least 10 business days in advance.
Before submitting your application for a Protective Investors Benefit Advisory Variable Annuity, please obtain a current Rate Sheet Prospectus Supplement. To obtain a current Rate Sheet Prospectus Supplement:
  Contact your financial advisor
  Contact us toll-free at 1-800-456-6330
  https://protective.onlineprospectus.net/protective/ProtectiveInvestorsBenefitAdvisoryVariableAnnuity/index.html or
  Go to www.sec.gov under File No. 333-237747.

The Maximum Withdrawal Percentage applicable to your Contract will not change for the life of your Contract.
MAXIMUM WITHDRAWAL PERCENTAGE

Age of (Younger) Covered Person on the Benefit Election Date	(One Covered Person) Withdrawal Percentage (as a percentage of the Benefit Base)	(Two Covered Persons) Withdrawal Percentage (as a percentage of the Benefit Base)
At least 60 but less than 65 years old	5.00%	4.50%
65	5.50%	5.00%
66	5.60%	5.10%
67	5.70%	5.20%
68	5.80%	5.30%
69	5.90%	5.40%
70	6.00%	5.50%
71	6.05%	5.55%
72	6.10%	5.60%
73	6.15%	5.65%
74	6.20%	5.70%
75	6.25%	5.75%
76	6.30%	5.80%
77	6.35%	5.85%
78	6.40%	5.90%
79	6.45%	5.95%
80+	6.50%	6.00%

If you have any questions regarding this Rate Sheet Prospectus Supplement, please contact your financial advisor or us toll free at 1-800-456-6330. Please keep this Rate Sheet Prospectus Supplement for future reference.